Condensed Unconsolidated Holding Companies’ Financial Statements - Cash Flow Information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 13, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income		$ 13,071	$ 9,429	$ 45,833	$ 43,057	$ 23,579
Net cash provided by operating activities		12,581	13,641	62,161	73,282	75,268
Cash flows from investing activities
Net cash provided by (used in) investing activities		230,590	121,339	206,509	7,567	(322,228)
Dividend paid	$ (40,000)	0	(40,000)	(40,000)	0	0
Proceeds from common stock issued - Class A		29,218	0	17,908	0	0
Repurchase of common stock - Class B		(28,465)	0	(17,908)	0	0
Net cash (used in) provided by financing activities		(239,192)	(22,768)	(336,405)	(62,393)	243,667
Cash and cash equivalents
Beginning of period		85,710	153,445	153,445
End of period		89,689		85,710	153,445
Mercantil Bank Holding Corporation | Parent Company | Reportable Legal Entities
Cash flows from operating activities
Net income				45,833	43,057	23,579
Adjustments to reconcile net income to net cash used in operating activities - Equity in earnings of subsidiaries				(53,939)	(45,008)	(23,996)
Net change in other assets and liabilities				438	1,337	(2)
Net cash provided by operating activities				(7,668)	(614)	(419)
Cash flows from investing activities
Cash received upon Voting Trust termination				639	0	0
Dividends received from subsidiary				47,500	700	400
Net cash provided by (used in) investing activities				48,139	700	400
Dividend paid				(40,000)	0	0
Proceeds from common stock issued - Class A				17,908	0	0
Repurchase of common stock - Class B				(17,908)	0	0
Net cash (used in) provided by financing activities				(40,000)	0	0
Net increase (decrease) in cash and cash equivalents				471	86	(19)
Cash and cash equivalents
Beginning of period		1,891	1,420	1,420	1,334	1,353
End of period				1,891	1,420	1,334
Mercantil Florida Bancorp, Inc | Subsidiaries | Reportable Legal Entities
Cash flows from operating activities
Net income				53,952	45,027	24,018
Adjustments to reconcile net income to net cash used in operating activities - Equity in earnings of subsidiaries				(60,609)	(50,982)	(31,282)
Net change in other assets and liabilities				490	(4)	(35)
Net cash provided by operating activities				(6,167)	(5,959)	(7,299)
Cash flows from investing activities
Dividends received from subsidiary				47,500	6,000	6,000
Dividends paid				(47,500)	(700)	(400)
Net cash provided by (used in) investing activities				0	5,300	5,600
Net increase (decrease) in cash and cash equivalents				(6,167)	(659)	(1,699)
Cash and cash equivalents
Beginning of period		$ 32,922	$ 39,089	39,089	39,748	41,447
End of period				$ 32,922	$ 39,089	$ 39,748